Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
12. Derivative Instruments and Hedging Activities

Derivative Financial Instruments
The Company has stand alone derivative financial instruments in the form of interest rate swap agreements, which derive their value from underlying interest rates.  These transactions involve both credit and market risk.  The notional amounts are amounts on which calculations, payments, and the value of the derivatives are based.  Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such difference, which represents the fair value of the derivative instruments, is reflected on the Company's balance sheet as other assets or other liabilities.
The Company is exposed to credit-related losses in the event of nonperformance by the counterparties to these agreements.  The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures, and does not expect any counterparties to fail their obligations.  The Company deals only with primary dealers.
Derivative instruments are generally either negotiated over the counter ("OTC") contracts or standardized contracts executed on a recognized exchange.  Negotiated OTC derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

Risk Management Policies – Hedging Instruments
The primary focus of the Company's asset/liability management program is to monitor the sensitivity of the Company's net portfolio value and net income under varying interest rate scenarios to take steps to control its risks.  On a quarterly basis, the Company evaluates the effectiveness of entering into any derivative agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

Interest Rate Risk Management – Cash Flow Hedging Instruments
The Company has long-term variable rate debt as a source of funds for use in the Company's lending and investment activities and for other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it is prudent to limit the variability of a portion of its interest payments and, therefore, hedged a portion of its variable-rate interest payments.  To meet this objective, management entered into interest rate swap agreements whereby the Company receives variable interest rate payments and makes fixed interest rate payments during the contract period.  At December 31, 2011 and 2010, the information pertaining to outstanding interest rate swap agreements used to hedge variable rate debt is as follows:

(In thousands, except percentages and years)	2011	2010
Notional amount	$5,000	$15,000
Weighted average pay rate	3.94%	4.05%
Weighted average receive rate (three-month LIBOR)	0.32%	0.34%
Weighted average maturity in years	0.25	0.90
Unrealized loss relating to interest rate swaps	$(43)	$(499)%

These agreements provided for the Company to receive payments at a variable rate determined by a specific index (three-month LIBOR) in exchange for making payments at a fixed rate.  One of the Company's interest rate swap agreements with a notional amount of $10.0 million expired during the third quarter of 2011.
At December 31, 2011 and 2010, the net unrealized loss relating to interest rate swaps was recorded as a derivative liability.  Changes in the fair value of interest rate swaps designated as hedging instruments of the variability of cash flows associated with long-term debt are reported in other comprehensive income.  The net spread between the fixed rate of interest which is paid and the variable interest received is classified in interest expense as a yield adjustment in the same period in which the related interest on the long-term debt affects earnings.